Foreign currency translation reserve and Other reserves (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders
The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2020		2021
Balance at the beginning of the year	₹	15,250	₹	23,539
Translation difference related to foreign operations, net		8,289		(603)

Balance at the end of the year	₹	23,539	₹	22,936

Summary Of Movement In Other Reserve
The movement in other reserve is summarized below:

	Other Reserves
Particulars	Remeasurements of the defined benefit plans		Investment in Debt instruments measured at fair value through OCI		Investment in Equity instruments measured at fair value through OCI		Capital Redemption Reserve
As at April 1, 2018	₹	(305)	₹	1,182	₹	(98)	₹	768
Other comprehensive income		235		(18)		(464)		—
Bonus issue of equity shares		—		—		—		(767)
As at March 31, 2019	₹	(70)	₹	1,164	₹	(562)	₹	1

As at April 1, 2019	₹	(70)	₹	1,164	₹	(562)	₹	1
Other comprehensive income		(1,050)		1,222		724		—
Buyback of equity shares		—		—		—		646
As at March 31, 2020	₹	(1,120)	₹	2,386	₹	162	₹	647

As at April 1, 2020	₹	(1,120)	₹	2,386	₹	162	₹	647
Other comprehensive income		223		1,851		1,216		—
Buyback of equity shares		—		—		—		475
As at March 31, 2021	₹	(897)	₹	4,237	₹	1,378	₹	1,122